Loans Receivable (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Loans receivable:
Total loans receivable	$ 16,573,623	¥ 115,070,663	¥ 133,444,399
Allowance for loan losses	(165,736)	(1,150,707)	(1,334,502)
Loans receivable, net	16,407,887	113,919,956	132,109,897
Within Credit Term Loans
Loans receivable:
Total loans receivable	$ 16,573,623	¥ 115,070,663	¥ 133,444,399